22. Trade payables	12 Months Ended
Dec. 31, 2019
Trade Payables
Trade payables
	Note	12.31.19	12.31.18
Non-current
Customer guarantees		213,097	216,768
Customer contributions		156,455	172,720
Funding contributions - substations	2.c	-	50,628
Total Non-current		369,552	440,116

Current
Payables for purchase of electricity - CAMMESA		4,367,129	8,727,732
Provision for unbilled electricity purchases - CAMMESA	2.c	4,938,327	9,584,381
Suppliers		3,042,079	3,730,485
Advance to customer		285,042	302,135
Customer contributions		30,858	23,508
Discounts to customers		37,372	57,467
Funding contributions - substations	2.c	-	26,471
Related parties	36.d	-	12,045
Total Current		12,700,807	22,464,224

The fair values of non-current customer contributions as of December 31, 2019 and 2018 amount to $ 45.1 million and $ 165.6 million, respectively. The fair values are determined based on estimated discounted cash flows in accordance with a representative market rate for this type of transactions. The applicable fair value category is Level 3 category.

The carrying amount of the other financial liabilities included in the Company’s trade payables approximates their fair value.